BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
BUSINESS SEGMENTS
BUSINESS SEGMENTS

The Company manages its business through the following operating segments: Bankers Life, Washington National and Colonial Penn, which are defined on the basis of product distribution; Other CNO Business, comprised primarily of products we no longer sell actively; and corporate operations, comprised of holding company activities and certain noninsurance company businesses.

We measure segment performance by excluding realized investment gains (losses) and fair value changes in embedded derivative liabilities because we believe that this performance measure is a better indicator of the ongoing business and trends in our business.  Our primary investment focus is on investment income to support our liabilities for insurance products as opposed to the generation of realized investment gains (losses), and a long-term focus is necessary to maintain profitability over the life of the business.

Realized investment gains (losses) and fair value changes in embedded derivative liabilities depend on market conditions and do not necessarily relate to the underlying business of our segments.  Realized investment gains (losses) and fair value changes in embedded derivative liabilities may affect future earnings levels since our underlying business is long-term in nature and changes in our investment portfolio may impact our ability to earn the assumed interest rates needed to maintain the profitability of our business.
Operating information by segment was as follows (dollars in millions):

	2011	2010	2009
Revenues:
Bankers Life:
Insurance policy income:
Annuities	$33.4	$39.5	$41.4
Health	1,347.3	1,366.0	1,711.7
Life	231.7	190.7	206.1
Net investment income (a)	766.3	758.9	678.1
Fee revenue and other income (a)	13.8	12.8	10.2
Total Bankers Life revenues	2,392.5	2,367.9	2,647.5
Washington National:
Insurance policy income:
Health	565.7	559.3	563.2
Life	15.6	16.8	29.4
Other	3.8	4.9	5.3
Net investment income (a)	189.5	185.4	188.9
Fee revenue and other income (a)	1.0	1.1	1.5
Total Washington National revenues	775.6	767.5	788.3
Colonial Penn:
Insurance policy income:
Health	5.9	6.8	8.1
Life	197.1	188.1	188.0
Net investment income (a)	41.1	39.3	38.7
Fee revenue and other income (a)	.9	.7	.9
Total Colonial Penn revenues	245.0	234.9	235.7
Other CNO Business:
Insurance policy income:
Annuities	12.2	12.9	29.5
Health	27.7	29.9	32.1
Life	248.4	252.5	275.8
Other	1.7	2.6	3.0
Net investment income (a)	344.1	364.6	371.9
Total Other CNO Business revenues	634.1	662.5	712.3
Corporate operations:
Net investment income	13.1	18.7	15.1
Fee and other income	2.5	2.2	3.0
Total corporate revenues	15.6	20.9	18.1
Total revenues	4,062.8	4,053.7	4,401.9

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	2011	2010	2009
Expenses:
Bankers Life:
Insurance policy benefits	$1,570.1	$1,607.3	$1,905.0
Amortization	206.3	207.9	209.9
Interest expense on investment borrowings	4.8	1.0	—
Other operating costs and expenses	320.4	314.2	329.5
Total Bankers Life expenses	2,101.6	2,130.4	2,444.4
Washington National:
Insurance policy benefits	464.5	450.6	467.0
Amortization	44.9	46.6	45.2
Interest expense on investment borrowings	.7	—	—
Other operating costs and expenses	169.4	169.9	175.2
Total Washington National expenses	679.5	667.1	687.4
Colonial Penn:
Insurance policy benefits	150.1	144.8	143.0
Amortization	15.0	12.5	17.6
Other operating costs and expenses	84.6	73.4	64.8
Total Colonial Penn expenses	249.7	230.7	225.4
Other CNO Business:
Insurance policy benefits	479.9	521.0	551.7
Amortization	39.8	48.7	76.2
Interest expense on investment borrowings	20.3	20.0	20.5
Other operating costs and expenses	78.8	82.0	104.9
Total Other CNO Business expenses	618.8	671.7	753.3
Corporate operations:
Interest expense on corporate debt	76.3	79.3	84.7
Interest expense on borrowings of variable interest entities	11.8	12.9	12.7
Interest expense on investment borrowings	.2	—	—
Loss on extinguishment of debt	3.4	6.8	22.2
Other operating costs and expenses	51.3	50.8	43.1
Total corporate expenses	143.0	149.8	162.7
Total expenses	3,792.6	3,849.7	4,273.2
Income (loss) before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes:
Bankers Life	290.9	237.5	203.1
Washington National	96.1	100.4	100.9
Colonial Penn	(4.7)	4.2	10.3
Other CNO Business	15.3	(9.2)	(41.0)
Corporate operations	(127.4)	(128.9)	(144.6)
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes	$270.2	$204.0	$128.7
___________________

(a)	It is not practicable to provide additional components of revenue by product or services.

A reconciliation of segment revenues and expenses to consolidated revenues and expenses is as follows (dollars in millions):

	2011	2010	2009
Total segment revenues	$4,062.8	$4,053.7	$4,401.9
Net realized investment gains (losses)	61.8	30.2	(60.5)
Consolidated revenues	$4,124.6	$4,083.9	$4,341.4

Total segment expenses	$3,792.6	$3,849.7	$4,273.2
Insurance policy benefits - fair value changes in embedded derivative liabilities (a)	34.4	—	—
Amortization related to fair value changes in embedded derivative liabilities (a)	(14.0)	—	—
Amortization related to net realized investment gains (losses)	5.4	9.3	(3.6)
Consolidated expenses	$3,818.4	$3,859.0	$4,269.6

____________

(a)
Prior to June 30, 2011, we maintained a specific block of investments in our trading securities account (which we carried at estimated fair value with changes in such value recognized as investment income from policyholder and reinsurer accounts and other special-purpose portfolios) to offset the income statement volatility caused by the effect of interest rate fluctuations on the value of embedded derivatives related to our fixed index annuity products.  During the second quarter of 2011, we sold this trading portfolio, which resulted in $20.4 million of decreased earnings since the volatility caused by the accounting requirements to record embedded options at fair value were no longer being offset.

Segment balance sheet information was as follows (dollars in millions):

	2011	2010
Assets:
Bankers Life	$16,800.0	$15,823.1
Washington National	4,360.4	3,978.9
Colonial Penn	879.2	885.2
Other CNO Business	8,964.9	8,990.6
Corporate operations	1,917.4	1,717.1
Total assets	$32,921.9	$31,394.9
Liabilities:
Bankers Life	$14,757.1	$14,083.3
Washington National	3,449.1	3,170.7
Colonial Penn	742.4	733.9
Other CNO Business	7,857.8	8,152.1
Corporate operations	1,501.7	1,443.3
Total liabilities	$28,308.1	$27,583.3

The following table presents selected financial information of our segments (dollars in millions):

Segment	Present value of future profits	Deferred acquisition costs	Insurance liabilities
2011
Bankers Life	$201.8	$491.0	$13,720.4
Washington National	402.0	142.3	2,954.7
Colonial Penn	72.6	51.5	725.5
Other CNO Business	21.3	112.3	7,296.9
Total	$697.7	$797.1	$24,697.5
2010
Bankers Life	$467.2	$662.3	$13,065.8
Washington National	426.9	126.8	2,979.2
Colonial Penn	81.7	48.5	717.8
Other CNO Business	32.8	162.0	7,725.7
Total	$1,008.6	$999.6	$24,488.5